Reconciliation Between U.S. Gaap And Ifrs - Schedule of reconciliation of cash flow (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Profit (loss) for the year	R$ (9,095,107)	R$ 24,615,555	R$ (6,656,162)
Income tax expenses	8,019	(3,274,947)	1,098,622
Profit (loss) before income taxes	(9,087,088)	21,340,608	(5,557,540)
Adjustments to reconcile net income (loss) to cash provided by operating activities
Gains of restructuring of third-party borrowings		(11,054,800)
Present value adjustment to other liabilities	59,214	(1,167,043)	(4,873,000)
Depreciation and amortization	6,873,945	5,811,123	5,109,292
Onerous obligation	1,230,820	4,883,620
Impairment losses (reversal)	2,111,022	291,758	(4,747,141)
Equity in investees	(5,174)	(13,492)	(433)
Loss on disposal of capital assets	(235,535)	(215,398)	(211,735)
Concession Agreement Extension Fee—ANATEL	359,465	68,333	88,658
Employee and management profit sharing	260,207	237,253	298,789
Other	(538,974)	(637,251)	450,281
Changes in assets and liabilities
Accounts receivable	(306,240)	(365,771)	(253,469)
Inventories	(21,113)	(48,280)	173,283
Taxes	1,322,267	121,951	477,164
Trade payables	(678,046)	(860,900)	(374,003)
Payroll, related taxes and benefits	(313,169)	(253,902)	(42,727)
Changes in assets and liabilities held for sale	(29,829)	(257,643)	701,416
Financial charges paid - debt	926,910	19,215	1,412
Financial charges paid - other	(352)	(2,884)	(2,515)
Income tax and social contribution paid—Company	(85,680)	(495,038)	(314,162)
Income tax and social contribution paid—third parties	(159,966)	(188,445)	(192,736)
Net cash generated by operating activities	2,311,638	2,862,536	4,401,758
Investing activities
Net cash used in investing activities	(6,850,678)	(4,916,875)	(4,421,656)
Financing activities
Repayment of principal of borrowings, financing and derivatives	(935,243)
Payments of obligation for licenses and concessions		1,491	104,449
Payments of obligation for tax refinancing program	151,862	265,495	226,776
Share buyback	(2,572)		(300,429)
Net cash used in financing activities	2,235,656	(424,344)	(691,775)
Foreign exchange differences on cash and cash equivalents		1,328	11,105
Cash flows for the year	(2,303,384)	(2,477,355)	(700,568)
Opening balance	4,385,329	6,862,684	7,563,252
Closing balance	2,081,945	4,385,329	6,862,684
U.S. GAAP
Operating activities
Profit (loss) for the year		27,393,837	(4,027,661)
Income tax expenses		(347,139)	(350,987)
Profit (loss) before income taxes		27,046,698	(4,378,648)
Income tax reclassification		347,139	350,987
Adjustments to reconcile net income (loss) to cash provided by operating activities
Loss (gain) on financial instruments		3,415,354	(1,115,823)
Gains of restructuring of third-party borrowings		0
Fair value adjustment to borrowings and financing		0
Present value adjustment to other liabilities		0
Depreciation and amortization		5,952,905	5,881,302
Impairment of held-for-sale securities		(292,799)	267,008
Estimated loss on doubtful debts		1,224,248	784,403
Provisions (reversals)		(19,465)	143,517
Provision for pension plans		(114,813)	(197,141)
Impairment losses (reversal)		0	46,534
Deferred tax expense (benefit)		(231,433)	(1,257,068)
Reorganization items, net		(31,580,541)	2,371,918
Changes in assets and liabilities
Accounts receivable		(365,771)	(253,469)
Taxes		121,951	477,164
Held-for-trading financial assets		(1,191,664)	(601,200)
Redemption of held-for-trading financial assets		1,103,920	775,456
Trade payables		(860,900)	(374,003)
Payroll, related taxes and benefits		(253,902)	(42,727)
Provision for contingencies		(434,974)	(114,336)
Net increase in income taxes refundable and payable		(799,189)	399,182
Pension plans			54
Employee and management profit sharing		237,253	298,789
Changes in assets and liabilities held for sale		(257,643)	701,416
Other assets and liabilities		(183,838)	238,443
Net cash generated by operating activities		2,862,536	4,401,758
Investing activities
Capital expenditures		(5,246,241)	(4,344,238)
Proceeds from the sale of investments, tangibles and intangibles		22,276	5,016
Judicial deposits		(775,953)	(425,563)
Redemption of judicial deposits		1,083,043	343,129
Net cash used in investing activities		(4,916,875)	(4,421,656)
Financing activities
Repayment of principal of borrowings, financing and derivatives		(161,884)	(659)
Payments of obligation for licenses and concessions		(1,491)	(104,449)
Payments of obligation for tax refinancing program		(265,495)	(226,776)
Share buyback			(300,429)
Payment of dividends and interest on capital		(54)	(59,462)
Exercise of warrants		4,580
Net cash used in financing activities		(424,344)	(691,775)
Foreign exchange differences on cash and cash equivalents		1,328	11,106
Cash flows for the year		(2,477,355)	(700,568)
Opening balance	4,385,329	6,862,684	7,563,251
Closing balance		4,385,329	6,862,684
Impairment of long-lived assets
Operating activities
Profit (loss) for the year		(141,418)	5,526,563
Income tax expenses		0	0
Profit (loss) before income taxes		(141,418)	5,526,563
Adjustments to reconcile net income (loss) to cash provided by operating activities
Depreciation and amortization		(150,389)	(779,368)
Impairment losses (reversal)		291,807	(4,747,195)
Changes in assets and liabilities
Net cash generated by operating activities		0	0
Investing activities
Net cash used in investing activities		0	0
Financing activities
Net cash used in financing activities		0	0
Cash flows for the year			0
Opening balance	0	0
Closing balance		0	0
Business combinations
Operating activities
Profit (loss) for the year		4,121	4,313
Income tax expenses		0	0
Profit (loss) before income taxes		4,121	4,313
Adjustments to reconcile net income (loss) to cash provided by operating activities
Depreciation and amortization		(4,121)	(4,313)
Changes in assets and liabilities
Net cash generated by operating activities		0	0
Investing activities
Net cash used in investing activities		0	0
Financing activities
Net cash used in financing activities		0	0
Cash flows for the year			0
Opening balance	0	0
Closing balance		0	0
Pension plans and other post- retirement benefits
Operating activities
Profit (loss) for the year		(115,080)	(197,700)
Income tax expenses		0	0
Profit (loss) before income taxes		(115,080)	(197,700)
Adjustments to reconcile net income (loss) to cash provided by operating activities
Provision for pension plans		115,080	197,700
Changes in assets and liabilities
Net cash generated by operating activities		0	0
Investing activities
Net cash used in investing activities		0	0
Financing activities
Net cash used in financing activities		0	0
Cash flows for the year			0
Opening balance	0	0
Closing balance		0	0
Capitalization of interest, net of amortization
Operating activities
Profit (loss) for the year		(1,780)	(9,322)
Income tax expenses		0	0
Profit (loss) before income taxes		(1,780)	(9,322)
Adjustments to reconcile net income (loss) to cash provided by operating activities
Loss (gain) on financial instruments		(10,949)	(2,348)
Depreciation and amortization		12,729	11,670
Changes in assets and liabilities
Net cash generated by operating activities		0	0
Investing activities
Net cash used in investing activities		0	0
Financing activities
Net cash used in financing activities		0	0
Cash flows for the year			0
Opening balance	0	0
Closing balance		0	0
Provision for onerous contracts
Operating activities
Profit (loss) for the year		(4,493,894)	0
Income tax expenses		0	0
Profit (loss) before income taxes		(4,493,894)	0
Adjustments to reconcile net income (loss) to cash provided by operating activities
Loss (gain) on financial instruments		(389,726)
Onerous obligation		4,883,620
Changes in assets and liabilities
Net cash generated by operating activities		0	0
Investing activities
Net cash used in investing activities		0	0
Financing activities
Net cash used in financing activities		0	0
Cash flows for the year			0
Opening balance	0	0
Closing balance		0	0
Settlement of judicial reorganization
Operating activities
Profit (loss) for the year		(1,331,016)	(6,502,746)
Income tax expenses		0	0
Profit (loss) before income taxes		(1,331,016)	(6,502,746)
Adjustments to reconcile net income (loss) to cash provided by operating activities
Loss (gain) on financial instruments		(5,080,135)	6,234,447
Gains of restructuring of third-party borrowings		(11,054,800)
Fair value adjustment to borrowings and financing		(13,928,659)
Present value adjustment to other liabilities		(1,167,043)	(4,873,000)
Provisions (reversals)		112,491	7,218,787
Reorganization items, net		31,580,541	(2,371,918)
Changes in assets and liabilities
Provision for contingencies			(312,313)
Other assets and liabilities		868,621	606,743
Net cash generated by operating activities		0	0
Investing activities
Net cash used in investing activities		0	0
Financing activities
Net cash used in financing activities		0	0
Cash flows for the year			0
Opening balance	0	0
Closing balance		0	0
Deferred income tax and other adjustments
Operating activities
Profit (loss) for the year		3,300,785	(1,449,609)
Income tax expenses		(2,927,808)	1,449,609
Profit (loss) before income taxes		372,977	0
Income tax reclassification		(347,139)	(350,987)
Adjustments to reconcile net income (loss) to cash provided by operating activities
Estimated loss on doubtful debts		(372,977)
Deferred tax expense (benefit)		231,433	1,257,068
Changes in assets and liabilities
Net increase in income taxes refundable and payable		115,706	(906,081)
Net cash generated by operating activities		0	0
Investing activities
Net cash used in investing activities		0	0
Financing activities
Net cash used in financing activities		0	0
Cash flows for the year			0
Opening balance	0	0
Closing balance		0	0
Reclassification [Member]
Adjustments to reconcile net income (loss) to cash provided by operating activities
Loss (gain) on financial instruments		22,099	3,927
Depreciation and amortization		(1)	1
Impairment of held-for-sale securities		292,799	(267,008)
Impairment losses (reversal)		(49)	(46,480)
Equity in investees		13,492	433
Loss on disposal of capital assets		215,398	211,735
Concession Agreement Extension Fee—ANATEL		68,333	88,658
Employee and management profit sharing		237,253	298,789
Monetary correction to provisions/(reversals)		226,870	674,668
Monetary correction to tax refinancing program		28,079	27,294
Other		(637,518)	449,722
Changes in assets and liabilities
Inventories		(48,280)	173,283
Net increase in income taxes refundable and payable		683,483	506,899
Pension plans			(54)
Employee and management profit sharing		(237,253)	(298,789)
Other assets and liabilities		(159,123)	(1,312,253)
Financial charges paid - debt		(19,215)	(1,412)
Financial charges paid - other		(2,884)	(2,515)
Income tax and social contribution paid—Company		(495,038)	(314,162)
Income tax and social contribution paid—third parties		(188,445)	(192,736)
Net cash generated by operating activities		0	0
Investing activities
Net cash used in investing activities		0	0
Financing activities
Net cash used in financing activities		0	0
Foreign exchange differences on cash and cash equivalents			(1)
Cash flows for the year			(1)
Opening balance	0	0	1
Closing balance		0	0
IFRS
Operating activities
Profit (loss) for the year		24,615,555	(6,656,162)
Income tax expenses		(3,274,947)	1,098,622
Profit (loss) before income taxes		21,340,608	(5,557,540)
Income tax reclassification		0	0
Adjustments to reconcile net income (loss) to cash provided by operating activities
Loss (gain) on financial instruments		(2,043,357)	5,120,203
Gains of restructuring of third-party borrowings		(11,054,800)
Fair value adjustment to borrowings and financing		(13,928,659)
Present value adjustment to other liabilities		(1,167,043)	(4,873,000)
Depreciation and amortization		5,811,123	5,109,292
Onerous obligation		4,883,620
Impairment of held-for-sale securities			0
Estimated loss on doubtful debts		851,271	784,403
Provisions (reversals)		93,026	7,362,304
Provision for pension plans		267	559
Impairment losses (reversal)		291,758	(4,747,141)
Deferred tax expense (benefit)		0	0
Reorganization items, net		0
Equity in investees		13,492	433
Loss on disposal of capital assets		215,398	211,735
Concession Agreement Extension Fee—ANATEL		68,333	88,658
Employee and management profit sharing		237,253	298,789
Monetary correction to provisions/(reversals)		226,870	674,668
Monetary correction to tax refinancing program		28,079	27,294
Other		(637,518)	449,722
Changes in assets and liabilities
Accounts receivable		(365,771)	(253,469)
Inventories		(48,280)	173,283
Taxes		121,951	477,164
Held-for-trading financial assets		(1,191,664)	(601,200)
Redemption of held-for-trading financial assets		1,103,920	775,456
Trade payables		(860,900)	(374,003)
Payroll, related taxes and benefits		(253,902)	(42,727)
Provision for contingencies		(434,974)	(426,649)
Net increase in income taxes refundable and payable			0
Pension plans			0
Employee and management profit sharing			0
Changes in assets and liabilities held for sale		(257,643)	701,416
Other assets and liabilities		525,660	(467,067)
Financial charges paid - debt		(19,215)	(1,412)
Financial charges paid - other		(2,884)	(2,515)
Income tax and social contribution paid—Company		(495,038)	(314,162)
Income tax and social contribution paid—third parties		(188,445)	(192,736)
Net cash generated by operating activities		2,862,536	4,401,758
Investing activities
Capital expenditures		(5,246,241)	(4,344,238)
Proceeds from the sale of investments, tangibles and intangibles		22,276	5,016
Judicial deposits		(775,953)	(425,563)
Redemption of judicial deposits		1,083,043	343,129
Net cash used in investing activities		(4,916,875)	(4,421,656)
Financing activities
Repayment of principal of borrowings, financing and derivatives		(161,884)	(659)
Payments of obligation for licenses and concessions		(1,491)	(104,449)
Payments of obligation for tax refinancing program		(265,495)	(226,776)
Share buyback			(300,429)
Payment of dividends and interest on capital		(54)	(59,462)
Exercise of warrants		4,580
Net cash used in financing activities		(424,344)	(691,775)
Foreign exchange differences on cash and cash equivalents		1,328	11,105
Cash flows for the year		(2,477,355)	(700,568)
Opening balance	R$ 4,385,329	6,862,684	7,563,252
Closing balance		R$ 4,385,329	R$ 6,862,684